Performance Trust Multisector Bond Fund
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 39.2%	Par	Value
Aerospace & Defense - 0.4%
TransDigm, Inc.
6.63%, 03/01/2032 (a)	$ 1,000,000	$ 1,029,348
6.38%, 05/31/2033 (a)	500,000	505,646
6.75%, 01/31/2034 (a)	250,000	256,494
		1,791,488

Automobile Components - 0.6%
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031 (a)	500,000	501,430
Garrett Motion Holdings, Inc., 7.75%, 05/31/2032 (a)	1,000,000	1,048,741
Phinia, Inc., 6.63%, 10/15/2032 (a)	1,250,000	1,283,748
		2,833,919

Automobiles - 0.3%
Thor Industries, Inc., 4.00%, 10/15/2029 (a)	1,250,000	1,182,859

Banks - 11.2%
Bank of America Corp., 5.74% to 02/12/2035 then SOFR + 1.70%, 02/12/2036	500,000	510,906
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	1,500,000	1,451,910
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	500,000	554,094
BOKF NA, 6.11% to 11/06/2035 then 5 yr. CMT Rate + 2.00%, 11/06/2040	1,250,000	1,282,751
BPCE SA, 6.51% to 01/18/2034 then SOFR + 2.79%, 01/18/2035 (a)	1,500,000	1,559,396
Byline Bancorp, Inc., 6.88% to 08/15/2030 then 3 mo. Term SOFR + 3.22%, 08/15/2035	1,750,000	1,786,926
CNB Financial Corp., 3.25% to 06/15/2026 then 3 mo. Term SOFR + 2.58%, 06/15/2031 (a)	1,000,000	989,978
Commonwealth Bank of Australia, 5.93% to 03/14/2045 then 1 yr. CMT Rate + 1.32%, 03/14/2046 (a)	1,000,000	1,007,634
Deutsche Bank AG, 7.08% to 02/10/2033 then SOFR + 3.65%, 02/10/2034	1,000,000	1,072,090
Equity Bancshares, Inc., 7.13% to 08/01/2030 then SOFR + 3.49%, 08/01/2035	1,250,000	1,285,784
Fifth Third Bancorp, 8.25%, 03/01/2038	1,000,000	1,212,110
First Busey Corp., 5.00% to 06/15/2027 then 3 mo. Term SOFR + 2.52%, 06/15/2032	1,000,000	981,643
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	2,000,000	1,971,193
First Financial Bancorp, 6.38% to 12/01/2030 then 3 mo. Term SOFR + 3.00%, 12/01/2035	2,000,000	2,016,797
First Interstate BancSystem, Inc., 7.63% to 06/15/2030 then 3 mo. Term SOFR + 3.98%, 06/15/2035	1,500,000	1,582,500
First National of Nebraska, Inc., 7.25% to 06/15/2030 then 3 mo. Term SOFR + 3.61%, 06/15/2035 (a)	1,550,000	1,607,827
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	1,000,000	1,009,047
Fulton Financial Corp., 5.95% to 05/15/2031 then 3 mo. Term SOFR + 2.17%, 05/15/2036	1,000,000	996,656
HBT Financial, Inc., 5.75% to 03/15/2031 then 3 mo. Term SOFR + 2.33%, 03/15/2036 (a)	1,000,000	979,614
Hilltop Holdings, Inc., 6.13% to 05/15/2030 then 3 mo. Term SOFR + 5.80%, 05/15/2035	1,500,000	1,452,300
Home BancShares, Inc., 3.13% to 01/30/2027 then 3 mo. Term SOFR + 1.82%, 01/30/2032	1,500,000	1,415,654
Huntington Bancshares, Inc., 5.61% (5 yr. CMT Rate + 1.35%), 01/28/2041	750,000	733,992
Independent Bank Corp., 7.25% to 04/01/2030 then 3 mo. Term SOFR + 3.53%, 04/01/2035	1,500,000	1,583,335
National Australia Bank Ltd., 3.35% to 01/12/2032 then 5 yr. CMT Rate + 1.70%, 01/12/2037 (a)	1,000,000	905,286
National Bank Holdings Corp., 5.88% to 02/15/2031 then 3 mo. Term SOFR + 2.41%, 02/15/2036	1,500,000	1,493,347
Nicolet Bankshares, Inc., 3.13% to 07/15/2026 then 3 mo. Term SOFR + 2.38%, 07/15/2031	1,000,000	980,557
Regions Bank, 6.45%, 06/26/2037	1,250,000	1,319,776
Renasant Corp.
3.00% to 12/01/2026 then 3 mo. Term SOFR + 1.91%, 12/01/2031	1,000,000	968,818
4.50% to 09/15/2030 then 3 mo. Term SOFR + 4.03%, 09/15/2035	2,000,000	1,880,180
Simmons First National Corp., 6.25% to 10/01/2030 then 3 mo. Term SOFR + 3.02%, 10/01/2035	2,000,000	2,005,684
Southside Bancshares, Inc., 7.00% to 08/15/2030 then 3 mo. Term SOFR + 3.57%, 08/15/2035	1,950,000	1,991,125
SouthState Corp., 7.00% to 06/13/2030 then 3 mo. Term SOFR + 3.19%, 06/13/2035	1,100,000	1,144,326
Synovus Bank/Columbus GA, 5.96% to 01/15/2031 then 5 yr. CMT Rate + 2.30%, 01/15/2036	1,000,000	993,730
Synovus Financial Corp., 7.54% to 02/07/2029 then 5 yr. Mid Swap Rate USD + 3.38%, 02/07/2029	1,000,000	1,034,564
Towne Bank, 3.13% to 02/15/2027 then 3 mo. Term SOFR + 1.68%, 02/15/2032	1,500,000	1,408,238

Trustmark Corp., 6.00% to 12/01/2030 then 3 mo. Term SOFR + 2.60%, 12/01/2035	2,000,000	1,992,478
Wintrust Financial Corp., 4.85%, 06/06/2029	1,250,000	1,229,060
		48,391,306

Broadline Retail - 0.4%
Amazon.com, Inc.
5.55%, 11/20/2065	1,000,000	948,206
6.05%, 03/13/2076	1,000,000	1,007,596
		1,955,802

Building Products - 0.8%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	1,750,000	1,707,137
6.75%, 05/15/2035 (a)	900,000	909,468
Standard Building Solutions, Inc., 6.25%, 08/01/2033 (a)	750,000	751,702
		3,368,307

Capital Markets - 0.5%
Ares Capital Corp.
3.20%, 11/15/2031	1,000,000	879,954
5.80%, 03/08/2032	1,250,000	1,244,859
		2,124,813

Chemicals - 0.3%
Avient Corp., 6.25%, 11/01/2031 (a)	1,250,000	1,268,760

Commercial Services & Supplies - 0.3%
ADT Security Corp., 5.88%, 10/15/2033 (a)	1,000,000	977,962
Cimpress PLC, 7.38%, 09/15/2032 (a)	250,000	253,139
		1,231,101

Construction & Engineering - 0.0% (b)
AECOM, 6.00%, 08/01/2033 (a)	100,000	100,204

Construction Materials - 0.1%
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	500,000	507,691

Consumer Finance - 2.5%
Ally Financial, Inc.
6.70%, 02/14/2033	2,500,000	2,578,868
6.65% to 01/17/2035 then 5 yr. CMT Rate + 2.45%, 01/17/2040	250,000	247,577
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	1,400,000	1,412,425
Ford Motor Credit Co., LLC, 7.12%, 11/07/2033	2,750,000	2,950,097
OneMain Finance Corp.
5.38%, 11/15/2029	1,000,000	976,126
6.13%, 05/15/2030	250,000	249,132
6.50%, 03/15/2033	1,000,000	974,370
6.75%, 09/15/2033	1,450,000	1,422,396
		10,810,991

Containers & Packaging - 0.6%
Ball Corp., 5.50%, 09/15/2033	800,000	805,595
Graphic Packaging International, LLC, 6.38%, 07/15/2032 (a)	1,700,000	1,716,201
		2,521,796

Diversified Consumer Services - 1.8%

California Institute of Technology, 4.28%, 09/01/2116	1,000,000	708,931
Case Western Reserve University, 5.41%, 06/01/2122	1,200,000	1,073,103
Claremont Mckenna College, 3.78%, 01/01/2122	1,500,000	961,346
Massachusetts Institute of Technology, 4.68%, 07/01/2114	1,000,000	829,004
Service Corp. International, 4.00%, 05/15/2031	1,000,000	941,773
Sotheby's, 8.25%, 04/15/2031 (a)	968,750	953,772
University of Southern California, 3.23%, 10/01/2120	2,200,000	1,235,028
Washington University, 4.35%, 04/15/2122	1,500,000	1,125,719
		7,828,676

Diversified REITs - 0.2%
Global Net Lease, Inc., 3.75%, 12/15/2027 (a)	750,000	736,520

Diversified Telecommunication Services - 0.7%
AT&T, Inc., 5.85%, 04/30/2046	2,000,000	1,951,467
Verizon Communications, Inc., 5.75%, 11/30/2045	1,000,000	985,293
		2,936,760

Electrical Equipment - 0.5%
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	865,000	847,293
Sensata Technologies, Inc., 4.38%, 02/15/2030 (a)	1,250,000	1,216,859
		2,064,152

Electronic Equipment, Instruments & Components - 0.3%
CDW Finance Corp., 5.55%, 08/22/2034 (k)	1,450,000	1,431,051

Financial Services - 1.3%
American AgCredit Corp., 5.25% to 06/15/2026 then 5 yr. CMT Rate + 4.50%, Perpetual (a)	1,500,000	1,484,167
Compeer Financial ACA, 7.88% to 02/15/2031 then 5 yr. CMT Rate + 4.16%, Perpetual (a)	1,375,000	1,401,394
Compeer Financial FLCA, 3.38% to 06/01/2031 then SOFR + 1.97%, 06/01/2036 (a)	1,000,000	864,318
Global Payments, Inc. (k)
5.40%, 03/15/2033	250,000	246,491
5.55%, 11/15/2035	1,600,000	1,560,037
		5,556,407

Food Products - 0.6%
Mars, Inc., 5.80%, 05/01/2065 (a)	1,000,000	993,687
Post Holdings, Inc.
6.25%, 10/15/2034 (a)	1,000,000	992,131
6.50%, 03/15/2036 (a)	750,000	744,980
		2,730,798

Healthcare Equipment & Supplies - 0.1%
Teleflex, Inc., 4.25%, 06/01/2028 (a)	250,000	246,914

Healthcare Providers & Services - 0.9%
Centene Corp.
4.63%, 12/15/2029	1,000,000	974,563
3.38%, 02/15/2030	2,250,000	2,092,375
Molina Healthcare, Inc., 6.50%, 02/15/2031 (a)	1,000,000	1,016,213
		4,083,151

Hotels, Restaurants & Leisure - 3.1%
Bloomin' Brands, Inc., 5.13%, 04/15/2029 (a)	1,050,000	1,003,484
Choice Hotels International, Inc., 5.85%, 08/01/2034 (k)	1,500,000	1,519,462
Hilton Grand Vacations Borrower LLC, Inc.
5.00%, 06/01/2029 (a)	500,000	486,564

4.88%, 07/01/2031 (a)	1,000,000	933,263
6.63%, 01/15/2032 (a)	500,000	508,464
Light & Wonder International, Inc., 6.25%, 10/01/2033 (a)	1,250,000	1,239,719
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)	2,100,000	2,061,005
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (a)	2,050,000	1,996,320
Pioneer Opco LLC, 7.00%, 05/15/2033 (a)	250,000	255,704
Station Casinos, LLC, 6.63%, 03/15/2032 (a)	750,000	760,921
Travel + Leisure Co., 6.25%, 06/01/2031 (a)	1,000,000	1,006,467
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)	1,500,000	1,478,568
		13,249,941

Household Durables - 2.0%
Ashton Woods USA, LLC
4.63%, 04/01/2030 (a)	500,000	475,416
6.88%, 08/01/2033 (a)	1,550,000	1,521,187
Century Communities, Inc., 3.88%, 08/15/2029 (a)	1,500,000	1,417,957
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031 (a)	500,000	505,716
8.38%, 10/01/2033 (a)	750,000	757,789
M/I Homes, Inc.
4.95%, 02/01/2028	500,000	500,212
3.95%, 02/15/2030	1,500,000	1,428,305
Meritage Homes Corp., 5.65%, 03/15/2035 (k)	1,500,000	1,516,706
Taylor Morrison Communities, Inc., 5.75%, 11/15/2032 (a)	250,000	251,409
TopBuild Corp., 5.63%, 01/31/2034 (a)	250,000	252,541
		8,627,238

Interactive Media & Services - 1.2%
Alphabet, Inc., 5.70%, 11/15/2075	2,500,000	2,441,249
Meta Platforms, Inc.
5.50%, 11/15/2045	1,000,000	937,468
6.20%, 05/15/2046	750,000	757,746
5.75%, 11/15/2065	1,000,000	915,090
		5,051,553

IT Services - 0.8%
ASGN, Inc., 4.63%, 05/15/2028 (a)	2,650,000	2,456,418
Gartner, Inc.
3.75%, 10/01/2030 (a)	750,000	690,735
5.60%, 11/20/2035	500,000	479,946
		3,627,099

Life Sciences Tools & Services - 0.6%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (a)	1,750,000	1,677,865
4.00%, 03/15/2031 (a)	500,000	468,663
Icon Investments Six DAC, 6.00%, 05/08/2034	500,000	511,133
		2,657,661

Machinery - 0.3%
Allison Transmission, Inc.
4.75%, 10/01/2027 (a)	250,000	250,023
5.88%, 06/01/2029 (a)	250,000	252,580
5.88%, 12/01/2033 (a)	750,000	752,246
		1,254,849

Media - 0.8%
CCO Holdings Capital Corp.

4.25%, 01/15/2034 (a)	1,000,000	835,990
7.38%, 02/01/2036 (a)	550,000	537,400
Charter Communications Operating, LLC, 3.50%, 03/01/2042	1,250,000	861,726
Sirius XM Radio LLC
4.00%, 07/15/2028 (a)	700,000	682,260
3.88%, 09/01/2031 (a)	750,000	683,701
		3,601,077

Office REITs - 0.3%
Vornado Realty LP, 5.75%, 02/01/2033	1,250,000	1,245,866

Personal Care Products - 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 5.60%, 01/15/2031 (a)	500,000	486,178

Pharmaceuticals - 0.1%
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	250,000	259,143

Professional Services - 1.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	1,500,000	1,553,805
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035 (k)	2,750,000	2,776,801
CACI International, Inc., 6.38%, 06/15/2033 (a)	500,000	511,510
Mobility Global, Inc., 6.05%, 06/15/2036 (a)	500,000	508,535
Science Applications International Corp.
4.88%, 04/01/2028 (a)	2,500,000	2,491,339
5.88%, 11/01/2033 (a)	250,000	246,992
		8,088,982

Real Estate Management & Development - 0.4%
Cushman & Wakefield US Borrower, LLC
6.75%, 05/15/2028 (a)	846,000	847,298
8.88%, 09/01/2031 (a)	1,000,000	1,055,512
		1,902,810

Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	250,000	251,450

Software - 0.8%
Open Text Holdings, Inc., 4.13%, 02/15/2030 (a)	2,500,000	2,298,505
Oracle Corp.
4.13%, 05/15/2045	500,000	355,441
5.88%, 09/26/2045	750,000	670,373
		3,324,319

Specialty Retail - 1.7%
Asbury Automotive Group, Inc.
4.75%, 03/01/2030	500,000	487,562
5.00%, 02/15/2032 (a)	2,050,000	1,958,350
Gee Automotive Holdings LLC, 7.25%, 03/01/2031 (a)	750,000	758,542
Ken Garff Automotive, LLC, 4.88%, 09/15/2028 (a)	2,250,000	2,229,925
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	1,250,000	1,198,791
4.38%, 01/15/2031 (a)	1,000,000	948,188
		7,581,358

Technology Hardware, Storage & Peripherals - 0.3%
Dell International, LLC / EMC Corp.
8.10%, 07/15/2036	750,000	899,416

3.38%, 12/15/2041	400,000	307,869
		1,207,285

Textiles, Apparel & Luxury Goods - 0.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (a)	1,000,000	942,538

Trading Companies & Distributors - 0.1%
Herc Holdings, Inc., 7.00%, 06/15/2030 (a)	500,000	519,802
TOTAL CORPORATE BONDS (Cost $166,912,966)		169,582,615

COLLATERALIZED LOAN OBLIGATIONS - 17.9%	Par	Value
Aimco CDO, Series 2026-27A, Class D2, 7.08% (3 mo. Term SOFR + 3.40%), 04/20/2039 (a)	1,000,000	996,392
Alinea CLO, Series 2018-1A, Class DR, 5.93% (3 mo. Term SOFR + 2.25%), 07/20/2031 (a)	1,200,000	1,205,455
Allegany Park CLO Ltd., Series 2019-1A, Class DRR, 6.53% (3 mo. Term SOFR + 2.85%), 01/20/2035 (a)	2,000,000	1,892,978
Apidos CLO
Series 2012-11A, Class ER4, 9.68% (3 mo. Term SOFR + 6.00%), 04/17/2034 (a)	1,591,143	1,600,712
Series 2019-31A, Class D2R2, 7.02% (3 mo. Term SOFR + 3.35%), 04/15/2039 (a)	1,000,000	985,633
Series 2022-39A, Class D2R, 7.27% (3 mo. Term SOFR + 3.60%), 10/21/2038 (a)	1,000,000	990,179
Series 2022-41A, Class ER, 9.33% (3 mo. Term SOFR + 5.65%), 10/20/2037 (a)	1,000,000	1,005,583
Series 2023-46A, Class D2R, 7.22% (3 mo. Term SOFR + 3.55%), 10/24/2038 (a)	1,000,000	996,661
Series 2025-53A, Class D1, 7.18% (3 mo. Term SOFR + 3.50%), 07/20/2038 (a)	1,000,000	1,015,049
ARES CLO
Series 2017-44A, Class CRR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2034 (a)	2,000,000	1,993,624
Series 2018-49A, Class D1R, 6.81% (3 mo. Term SOFR + 3.15%), 10/22/2036 (a)	1,000,000	1,008,887
Series 2019-53A, Class D1R2, 6.12% (3 mo. Term SOFR + 2.45%), 10/24/2036 (a)	1,200,000	1,202,956
Series 2022-64A, Class ER, 10.17% (3 mo. Term SOFR + 6.50%), 10/24/2039 (a)	1,000,000	991,661
Series 2022-67A, Class D2R, 7.37% (3 mo. Term SOFR + 3.70%), 01/25/2038 (a)	1,000,000	971,151
Series 2026-79A, Class D2, 7.21% (3 mo. Term SOFR + 3.55%), 04/20/2039 (a)	1,000,000	993,504
Bardot CLO, Series 2019-2A, Class DRR, 6.16% (3 mo. Term SOFR + 2.50%), 10/22/2032 (a)	1,250,000	1,237,915
Basswood Park CLO Ltd., Series 2021-1A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 04/20/2034 (a)	1,250,000	1,199,994
Carlyle Global Market Strategies
Series 2019-1A, Class CR2, 6.28% (3 mo. Term SOFR + 2.60%), 04/20/2031 (a)	1,000,000	1,007,245
Series 2025-2A, Class D, 7.02% (3 mo. Term SOFR + 3.35%), 07/25/2038 (a)	1,000,000	1,014,317
Carlyle Group, Inc., Series 2015-5A, Class CR4, 6.13% (3 mo. Term SOFR + 2.45%), 01/20/2032 (a)	2,000,000	2,000,000
Chenango Park CLO, Series 2018-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 04/15/2030 (a)	1,250,000	1,258,205
CIFC Funding Ltd.
Series 2018-1A, Class D1R, 6.48% (3 mo. Term SOFR + 2.80%), 01/18/2038 (a)	1,000,000	1,003,661
Series 2018-3A, Class ER, 8.48% (3 mo. Term SOFR + 4.80%), 10/18/2038 (a)	1,000,000	1,005,565
Series 2021-7A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 01/23/2035 (a)	1,000,000	997,572
Series 2022-5A, Class ER2, 10.22% (3 mo. Term SOFR + 6.54%), 03/16/2038 (a)	2,000,000	2,061,198
Series 2023-2A, Class D1R, 6.12% (3 mo. Term SOFR + 2.45%), 01/21/2037 (a)	1,000,000	1,000,516
Clover CLO, Series 2021-3A, Class ER, 8.57% (3 mo. Term SOFR + 4.90%), 01/25/2035 (a)	1,000,000	944,486
Dryden Senior Loan Fund
Series 2022-108A, Class ER, 11.21% (3 mo. Term SOFR + 7.53%), 07/18/2037 (a)	2,000,000	2,018,674
Series 2022-97A, Class D1R, 6.58% (3 mo. Term SOFR + 2.90%), 10/20/2038 (a)	1,500,000	1,504,842
Elmwood CLO Ltd.
Series 2022-2A, Class DR, 6.56% (3 mo. Term SOFR + 2.90%), 04/22/2035 (a)	1,000,000	997,542
Series 2024-5A, Class ER, 10.08% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	2,000,000	1,994,332
Fort Greene Park CLO, Series 2025-2A, Class DR, 6.01% (3 mo. Term SOFR + 2.35%), 04/22/2034 (a)	1,250,000	1,247,296
Goldentree Loan Opportunities Ltd.
Series 2022-14A, Class ER, 9.58% (3 mo. Term SOFR + 5.90%), 07/20/2037 (a)	1,750,000	1,760,369
Series 2022-15A, Class DJ, 7.43% (3 mo. Term SOFR + 3.75%), 10/20/2038 (a)	1,000,000	1,003,155
Series 2023-17A, Class DJ, 7.68% (3 mo. Term SOFR + 4.00%), 01/20/2039 (a)	1,000,000	1,006,219
Series 2023-18A, Class ER, 8.43% (3 mo. Term SOFR + 4.75%), 01/20/2037 (a)	1,000,000	1,012,492
Series 2026-29A, Class E, 9.44% (3 mo. Term SOFR + 5.80%), 04/20/2039 (a)	1,000,000	1,019,704
Madison Park Funding Ltd., Series 13A, Class CR2, 5.37% (3 mo. Term SOFR + 1.70%), 11/21/2030 (a)	1,000,000	1,000,586
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.78% (3 mo. Term SOFR + 5.10%), 04/17/2034 (a)	1,250,000	1,230,491
Series 2019-21AR, Class DR2, 0.00% (3 mo. Term SOFR + 2.40%), 04/20/2034 (a)	1,750,000	1,750,000

Series 2019-22A, Class DRR, 6.57% (3 mo. Term SOFR + 2.90%), 07/15/2036 (a)	1,030,000	1,036,435
Series 2019-23A, Class ER2, 8.27% (3 mo. Term SOFR + 4.60%), 01/25/2035 (a)	2,000,000	1,930,778
Series 2019-24A, Class DR, 6.72% (3 mo. Term SOFR + 3.05%), 04/15/2035 (a)	1,000,000	1,007,127
Series 2020-27A, Class ERR, 8.43% (3 mo. Term SOFR + 4.75%), 10/20/2038 (a)	1,500,000	1,495,095
Series 2021-31A, Class DR, 6.02% (3 mo. Term SOFR + 2.35%), 07/15/2034 (a)	1,500,000	1,486,215
Series 2022-32A, Class D2R, 7.32% (3 mo. Term SOFR + 3.65%), 10/15/2037 (a)	1,500,000	1,491,815
Series 2025-50A, Class D2, 7.57% (3 mo. Term SOFR + 3.90%), 07/25/2038 (a)	1,000,000	1,003,078
Series 2025-51A, Class E, 8.27% (3 mo. Term SOFR + 4.60%), 10/25/2038 (a)	1,000,000	1,003,082
Series 2025-52A, Class D2, 7.10% (3 mo. Term SOFR + 3.45%), 01/25/2039 (a)	1,000,000	996,340
Neuberger Berman CLO Ltd.
Series 2016-22A, Class ER3, 9.93% (3 mo. Term SOFR + 6.25%), 04/17/2040 (a)	2,000,000	2,030,944
Series 2018-27A, Class ER, 10.42% (3 mo. Term SOFR + 6.75%), 07/15/2038 (a)	1,000,000	1,002,516
Series 2019-34A, Class D2R2, 7.78% (3 mo. Term SOFR + 4.10%), 07/20/2039 (a)	1,000,000	1,003,042
Series 2020-39A, Class ER, 10.88% (3 mo. Term SOFR + 7.20%), 04/20/2038 (a)	2,000,000	1,984,092
Series 2021-42A, Class DR, 6.18% (3 mo. Term SOFR + 2.50%), 07/16/2036 (a)	1,000,000	986,568
Series 2021-43A, Class DR, 6.33% (3 mo. Term SOFR + 2.65%), 07/17/2036 (a)	2,000,000	1,987,382
Series 2024-57A, Class D2, 7.92% (3 mo. Term SOFR + 4.25%), 10/24/2038 (a)	1,000,000	1,002,832
Series 2025-62A, Class D2, 7.28% (3 mo. Term SOFR + 3.60%), 10/17/2039 (a)	1,000,000	999,916
OHA Credit Funding
Series 2021-10RA, Class D2, 7.58% (3 mo. Term SOFR + 3.90%), 07/18/2038 (a)	1,000,000	994,880
Series 2025-24A, Class D2, 7.17% (3 mo. Term SOFR + 3.50%), 01/20/2039 (a)	1,000,000	988,444
Southwick Park CLO, Series 2019-4A, Class DRR, 6.38% (3 mo. Term SOFR + 2.70%), 07/20/2032 (a)	1,000,000	971,190
Thompson Park CLO Ltd., Series 2021-1A, Class DR, 6.37% (3 mo. Term SOFR + 2.70%), 04/15/2034 (a)	2,000,000	1,928,742
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $77,812,133)		77,457,314

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 16.9%	Par	Value
BANK
Series 2018-BN10, Class C, 4.16%, 02/15/2061 (c)	1,000,000	903,887
Series 2018-BN10, Class D, 2.60%, 02/15/2061 (a)	1,000,000	863,216
Series 2019-BN23, Class C, 3.50%, 12/15/2052 (c)	1,000,000	846,002
Series 2020-BN25, Class B, 3.04%, 01/15/2063 (c)	1,500,000	1,343,966
Series 2020-BN29, Class C, 3.03%, 11/15/2053 (c)	1,250,000	1,069,007
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	1,250,000	979,872
Series 2021-BN35, Class C, 2.90%, 06/15/2064 (c)	1,500,000	1,261,609
Series 2022-BN40, Class D, 2.50%, 03/15/2064 (a)	1,000,000	751,996
Series 2025-BN49, Class XA, 0.62%, 03/15/2058 (c)(d)	30,368,336	1,367,681
BANK5
Series 2024-5YR8, Class C, 6.78%, 08/15/2057 (c)	1,000,000	1,013,321
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058 (a)(c)(d)	40,616,869	1,406,054
BANK5 Trust
Series 2024-5YR8, Class D, 4.00%, 08/15/2057 (a)	1,000,000	911,149
Series 2025-5YR14, Class D, 4.25%, 04/15/2058 (a)	1,600,000	1,420,504
Series 2025-5YR17, Class C, 5.89%, 11/15/2058 (c)	1,500,000	1,487,106
Series 2026-5YR22, Class D, 4.50%, 06/15/2059 (a)(c)	1,000,000	812,288
BBCMS Trust
Series 2021-C11, Class C, 2.78%, 09/15/2054	1,500,000	1,253,889
Series 2022-C17, Class XA, 1.15%, 09/15/2055 (c)(d)	14,857,330	861,477
Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (a)(c)(d)	35,273,491	747,396
Series 2024-5C31, Class XA, 1.06%, 12/15/2057 (c)(d)	27,991,354	914,214
Series 2024-C30, Class XA, 0.86%, 11/15/2057 (c)(d)	22,746,348	1,312,337
Series 2025-C32, Class XA, 1.12%, 02/15/2062 (c)(d)	18,313,802	1,414,023
Series 2025-C35, Class XD, 1.67%, 07/15/2058 (a)(c)(d)	12,000,000	1,452,361
Series 2025-C39, Class XB, 0.48%, 12/15/2058 (a)(c)(d)	37,848,000	1,431,321
Benchmark Mortgage Trust
Series 2021-B26, Class B, 2.56%, 06/15/2054 (c)	1,250,000	1,036,568
Series 2021-B26, Class C, 2.86%, 06/15/2054 (c)	1,250,000	971,782
Series 2021-B27, Class C, 2.70%, 07/15/2054	1,000,000	695,979
Series 2021-B27, Class XD, 1.48%, 07/15/2054 (a)(c)(d)	15,000,000	982,365
Series 2021-B29, Class C, 2.75%, 09/15/2054 (c)	2,000,000	1,631,949

Series 2024-V6, Class XA, 1.33%, 03/15/2057 (c)(d)	24,919,232	790,894
Series 2025-B41, Class XA, 1.00%, 07/15/2068 (c)(d)	19,954,858	1,443,808
Series 2026-B42, Class XB, 0.76%, 03/15/2059 (c)(d)	32,000,000	1,976,490
Series 2026-B43, Class XA, 1.24%, 04/15/2063 (c)(d)	28,199,557	1,993,920
BMO Mortgage Trust
Series 2023-C7, Class XA, 0.81%, 12/15/2056 (a)(c)(d)	24,727,376	1,075,764
Series 2025-C11, Class XA, 1.10%, 02/15/2058 (c)(d)	18,305,790	1,390,596
Series 2025-C13, Class XD, 1.78%, 10/15/2058 (a)(c)(d)	8,142,000	1,060,624
Series 2026-C14, Class XA, 1.13%, 02/15/2059 (c)(d)	18,973,042	1,503,578
Bombardier Capital Mortgage Securitization Corp., Series 2025-5C6, Class C, 5.83%, 10/15/2058 (c)	1,250,000	1,221,246
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class C, 4.84%, 05/10/2049 (c)	1,215,285	1,208,240
Series 2016-C2, Class B, 3.18%, 08/10/2049	1,000,000	995,415
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, 3.91%, 12/15/2052 (c)	1,250,000	1,153,963
Series 2019-C18, Class D, 2.50%, 12/15/2052 (a)	1,500,000	1,265,194
GS Mortgage Securities Corp. II, Series 2012-BWTR, Class B, 3.26%, 11/05/2034 (a)	478,000	298,608
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (c)	1,400,000	1,312,267
Series 2017-C34, Class D, 2.70%, 11/15/2052 (a)	1,000,000	781,393
Series 2025-C35, Class XA, 0.95%, 08/15/2058 (c)(d)	27,757,250	1,886,893
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class C, 4.28%, 06/15/2050 (c)	1,750,000	1,681,419
Series 2017-HR2, Class C, 4.31%, 12/15/2050 (c)	1,400,000	1,340,698
Series 2019-H7, Class C, 4.13%, 07/15/2052	1,000,000	925,627
Series 2019-H7, Class D, 3.00%, 07/15/2052 (a)	1,000,000	840,785
Series 2021-L5, Class C, 3.16%, 05/15/2054	1,915,000	1,651,086
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.19%, 12/15/2049 (a)(c)	1,000,000	909,700
Series 2018-C43, Class C, 4.51%, 03/15/2051 (c)	1,250,000	1,175,878
Series 2018-C45, Class C, 4.73%, 06/15/2051	1,320,000	1,254,750
Series 2019-C49, Class C, 4.87%, 03/15/2052 (c)	1,000,000	961,131
Series 2019-C49, Class D, 3.00%, 03/15/2052 (a)	1,500,000	1,223,156
Series 2019-C52, Class C, 3.56%, 08/15/2052	1,800,000	1,530,130
Series 2020-C57, Class C, 4.02%, 08/15/2053 (c)	2,000,000	1,841,274
Series 2021-C60, Class C, 2.74%, 08/15/2054	1,000,000	817,520
Series 2025-C64, Class XD, 2.12%, 02/15/2058 (a)(c)(d)	10,909,000	1,606,394
Wells Fargo Commercial Mortgage Trust 2024-1CHI
Series 2025-C65, Class XA, 1.10%, 10/15/2058 (c)(d)	17,973,447	1,423,740
Series 2026-C66, Class XD, 2.00%, 04/15/2059 (a)(c)(d)	9,250,000	1,398,252
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $72,511,317)		73,083,752

MUNICIPAL BONDS - 9.7%	Par	Value
Alabama - 0.2%
University of Alabama, 3.00%, 07/01/2044	1,250,000	1,012,103

California - 1.0%
California Infrastructure & Economic Development Bank, 12.00%, 01/01/2065 (a)(c)(e)	1,085,000	607,600
Los Angeles Community College District, CA, 6.75%, 08/01/2049	1,500,000	1,647,964
Los Angeles Department of Water & Power, 6.57%, 07/01/2045	1,000,000	1,062,888
University of California, 4.77%, 05/15/2115	1,250,000	1,011,119
		4,329,571

Colorado - 0.9%
Regional Transportation District Sales Tax Revenue, 5.84%, 11/01/2050	2,500,000	2,497,870
State of Colorado, 6.65%, 09/15/2045	1,500,000	1,606,704
		4,104,574

Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (a)	430,000	502,722

Florida - 0.4%
City of Gainesville, FL Utilities System Revenue, 6.02%, 10/01/2040	1,500,000	1,588,286

Hawaii - 0.4%
City & County Honolulu, HI Wastewater System Revenue, 3.00%, 07/01/2046	2,000,000	1,668,654

Illinois - 0.2%
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	1,000,000	1,023,143

Indiana - 0.3%
Indiana Finance Authority, 6.60%, 02/01/2039	1,000,000	1,090,733

Massachusetts - 0.2%
Commonwealth of Massachusetts, 5.46%, 12/01/2039	1,000,000	1,015,678

Michigan - 0.7%
Detroit City School District, 7.75%, 05/01/2039	1,105,000	1,270,245
University of Michigan, 4.45%, 04/01/2122	2,150,000	1,672,926
		2,943,171

Minnesota - 0.3%
Western Minnesota Municipal Power Agency, 6.77%, 01/01/2046	1,000,000	1,077,173

Nevada - 0.5%
County of Clark Department of Aviation, 6.82%, 07/01/2045	2,000,000	2,194,628

New Jersey - 0.3%
New Jersey Turnpike Authority, 7.10%, 01/01/2041	1,250,000	1,423,448

Ohio - 0.4%
Ohio State University, 4.80%, 06/01/2111	1,975,000	1,609,146

Oklahoma - 0.4%
Oklahoma Development Finance Authority, 5.45%, 08/15/2028	1,750,000	1,735,225

Oregon - 0.2%
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 09/01/2044	1,250,000	1,057,196

Tennessee - 0.2%
New Memphis Arena Public Building Authority, 0.00%, 04/01/2043 (f)	1,625,000	680,584

Texas - 2.1%
Dallas Area Rapid Transit, 2.61%, 12/01/2048	1,500,000	1,009,687
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/2042	1,585,000	1,745,727
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, 2.99%, 11/01/2041	1,500,000	1,167,656
North Texas Tollway Authority, 6.72%, 01/01/2049	1,145,000	1,236,802
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (a)	1,500,000	1,369,778
Spring Branch Independent School District, 3.00%, 02/01/2043	1,000,000	850,580
State of Texas, 5.52%, 04/01/2039	1,874,619	1,903,797
		9,284,027

Virginia - 0.4%

University of Virginia
4.18%, 09/01/2117	1,430,000	1,025,136
3.23%, 09/01/2119	1,600,000	884,147
		1,909,283

Washington - 0.4%
Washington State Housing Finance Commission, 7.25%, 07/01/2029 (a)	1,605,000	1,594,504

Wisconsin - 0.1%
Public Finance Authority, 7.50%, 06/01/2029 (a)	250,000	244,101
TOTAL MUNICIPAL BONDS (Cost $43,482,024)		42,087,950

U.S. TREASURY SECURITIES - 6.2%	Par	Value
United States Treasury Notes/Bonds
4.38%, 08/15/2043	1,000,000	935,137
4.75%, 11/15/2043	2,300,000	2,249,732
4.50%, 02/15/2044	1,250,000	1,183,691
4.63%, 05/15/2044	1,000,000	960,566
4.63%, 11/15/2044	2,250,000	2,155,254
4.75%, 02/15/2045	5,250,000	5,105,522
5.00%, 05/15/2045	5,000,000	5,013,281
4.63%, 02/15/2046	2,000,000	1,907,344
United States Treasury Strip Principal
0.00%, 08/15/2042 (f)	2,000,000	897,078
0.00%, 11/15/2042 (f)	2,500,000	1,103,867
0.00%, 02/15/2044 (f)	2,350,000	963,628
0.00%, 05/15/2044 (f)	2,000,000	808,973
0.00%, 08/15/2044 (f)	1,900,000	757,189
0.00%, 11/15/2044 (f)	4,000,000	1,572,499
0.00%, 02/15/2045 (f)	3,000,000	1,163,597
TOTAL U.S. TREASURY SECURITIES (Cost $27,581,932)		26,777,358

ASSET-BACKED SECURITIES - 4.9%	Par	Value
American Credit Acceptance Receivables Trust
Series 2024-1, Class E, 7.98%, 11/12/2031 (a)	2,000,000	2,070,694
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	1,500,000	1,530,392
Series 2024-4, Class E, 7.19%, 04/12/2032 (a)	2,000,000	2,056,974
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	699,728	699,590
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,989,829
Series 2024-4A, Class E, 7.65%, 02/17/2032 (a)	2,000,000	2,083,542
Series 2024-5A, Class E, 7.22%, 05/17/2032 (a)	2,000,000	2,043,236
Series 2025-1A, Class E, 7.48%, 09/15/2032 (a)	1,600,000	1,654,745
Series 2025-2A, Class E, 7.81%, 10/15/2032 (a)	1,600,000	1,655,535
GLS Auto Receivables Trust
Series 2021-2A, Class E, 2.87%, 05/15/2028 (a)	667,811	667,356
Series 2021-4A, Class E, 4.43%, 10/16/2028 (a)	1,000,000	998,785
Series 2024-2A, Class D, 6.19%, 02/15/2030 (a)	1,500,000	1,530,286
Series 2024-4A, Class E, 7.51%, 08/15/2031 (a)	2,000,000	2,074,765
TOTAL ASSET-BACKED SECURITIES (Cost $21,007,996)		21,055,729

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 2.9%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-1518, Class X1, 0.85%, 10/25/2035 (c)(d)	24,393,399	1,371,038
Series K-1519, Class X1, 0.59%, 12/25/2035 (c)(d)	24,139,567	963,202
Series K546, Class X1, 0.90%, 05/25/2030 (c)(d)	41,397,790	1,291,458
Freddie Mac Multifamily Structured Pass Through Certificates
Series K113, Class X1, 1.37%, 06/25/2030 (c)(d)	25,545,033	1,161,045

Series K149, Class X1, 0.27%, 08/25/2032 (c)(d)	66,512,992		1,115,323
Series K1515, Class X1, 1.50%, 02/25/2035 (c)(d)	14,720,751		1,341,300
Series K164, Class X1, 0.28%, 05/25/2034 (c)(d)	57,978,786		1,303,688
Series K165, Class X1, 0.60%, 09/25/2034 (c)(d)	30,594,989		1,327,927
Series K169, Class X1, 0.25%, 12/25/2034 (c)(d)	63,033,094		1,351,058
FREMF Mortgage Trust, Series K549, Class X1, 0.11%, 09/25/2030 (c)(d)	184,829,588		1,172,855
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $12,478,576)			12,398,894

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 2.2%	Par		Value
Banc of America Alternative Loan Trust, Series 2006-2, Class 4CB1, 6.50%, 03/25/2036	687,749		600,145
Citimortgage Alternative Loan Trust
Series 2006-A5, Class 1A13, 4.15% (1 mo. Term SOFR + 0.56%), 10/25/2036	974,612		750,957
Series 2007-A1, Class 1A5, 6.00%, 01/25/2037	1,368,889		1,213,447
Countrywide Alternative Loan Trust
Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	1,059,684		1,087,223
Series 2007-13, Class A1, 6.00%, 06/25/2047	2,509,895		1,240,179
Credit Suisse Management, LLC, Series 2005-11, Class 3A3, 5.50%, 12/25/2035	322,062		113,953
JP Morgan Mortgage Trust, Series 2022-1, Class A5, 2.50%, 07/25/2052 (a)(c)	2,000,000		1,347,357
Vericrest Opportunity Loan Transferee, Series 2021-NPL4, Class A2, 8.95%, 03/27/2051 (a)(g)(h)	412,765		413,338
WaMu Mortgage Pass Through Certificates
Series 2005-AR14, Class 1A2, 4.65%, 12/25/2035 (c)	977,062		931,291
Series 2006-AR12, Class 1A1, 4.47%, 10/25/2036 (c)	1,151,869		1,089,823
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 6.14%, 10/25/2037 (c)	826,053		817,352
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $9,696,460)			9,605,065

PREFERRED STOCKS - 0.2%	Shares		Value
Banks - 0.2%
First Busey Corp., Series B, 8.25%, Perpetual (i)	40,000		1,022,800
TOTAL PREFERRED STOCKS (Cost $1,000,000)			1,022,800

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (j)	6,456,539		6,456,539
TOTAL MONEY MARKET FUNDS (Cost $6,456,539)			6,456,539

TOTAL INVESTMENTS - 101.6% (Cost $438,939,943)			439,528,016
Liabilities in Excess of Other Assets - (1.6)%		(0.01583)	(6,850,771)
TOTAL NET ASSETS - 100.0%			$ 432,677,245

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PO - Principal Only
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
USISSO05- 5 Year US Dollar SOFR Swap Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $206,038,551 or 47.6% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(d)	Interest only security.
(e)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2026, the total value of securities subject to the AMT was $607,600 or 0.1% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(h)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of May 31, 2026.

(i)	Non-income producing security.
(j)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
(k)	All or a portion of this security is pledged as collateral for securities sold subject to repurchase. The aggregate fair value of the collateral is $8,482,019.

Performance Trust Multisector Bond Fund
Schedule of Reverse Repurchase Agreements
May 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	3.99%	05/08/2026	06/05/2026	$ 2,661,985	$ 2,653,750
RBC Capital Markets	3.99%	05/08/2026	06/05/2026	$ 1,478,324	$ 1,473,750
RBC Capital Markets	3.99%	05/08/2026	06/05/2026	$ 1,459,515	$ 1,455,000
Scotia Capital	3.95%	05/05/2026	06/05/2026	$ 1,399,463	$ 1,394,719
Scotia Capital	3.95%	05/05/2026	06/05/2026	$ 1,509,918	$ 1,504,800

				$ 8,509,205	$ 8,482,019

As of May 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $8,803,830 as noted on the Schedule of Investments.

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation btained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2026:

Performance Trust Multisector Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 169,582,615	$ –	$ 169,582,615
Collateralized Loan Obligations	–	77,457,314	–	77,457,314
Non-Agency Commercial Mortgage Backed Securities	–	73,083,752	–	73,083,752
Municipal Bonds	–	42,087,950	–	42,087,950
U.S. Treasury Securities	–	26,777,358	–	26,777,358
Asset-Backed Securities	–	21,055,729	–	21,055,729
Agency Commercial Mortgage Backed Securities	–	12,398,894	–	12,398,894
Non-Agency Residential Mortgage Backed Securities	–	9,605,065	–	9,605,065
Preferred Stocks	1,022,800	–	–	1,022,800
Money Market Funds	6,456,539	–	–	6,456,539
Total Investments	$ 7,479,339	$ 432,048,677	$ –	$ 439,528,016

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.

Refer to the Schedule of Investments for further disaggregation of investment categories.